SHAREHOLDER ADVANCES RELATED TO BRIDGE FINANCING	6 Months Ended
Mar. 31, 2024
Shareholder Advances Related To Bridge Financing
SHAREHOLDER ADVANCES RELATED TO BRIDGE FINANCING

8. SHAREHOLDER ADVANCES RELATED TO BRIDGE FINANCING

During the period ended March 31, 2024, the Company received $1,125,000 in shareholder advances provided as a partial prepayment of securities to be issued pursuant to a Securities Purchase Agreement dated November 8, 2023 (the “PIPE SPA”). If the transaction underlying the PIPE SPA, with respect to $1,000,000 of these advances, was not consummated by March 31, 2024, as amended, the Company would be obligated to repay all of the advances within three business days thereafter, provided, however, that in lieu of repayment each investor may in its sole discretion elect to receive, by notice to the Company, prefunded warrants and common warrants in lieu of repayment as if the PIPE SPA transaction had closed. If the transaction underlying the PIPE SPA, with respect to $125,000 of these advances, was not consummated by April 30, 2024, as amended, the Company would be obligated to repay all of the advances within three business days thereafter, provided, however, that in lieu of repayment each investor may in its sole discretion elect to receive, by notice to the Company, prefunded warrants and common warrants in lieu of repayment as if the PIPE SPA transaction had closed.

With respect to $1,000,000 of the above referenced shareholder advances, if the Company’s Common Stock had not been approved to be listed on a qualifying national exchange by April 2, 2024, as amended, then the amount of prefunded warrants and common warrants that would otherwise be issuable in connection with the PIPE SPA specific to those advances shall be increased by twenty-five percent. With respect to $125,000 of the above referenced shareholder advances, if the Company’s Common Stock had not been approved to be listed on a qualifying national exchange by May 2, 2024, as amended, then the amount of prefunded warrants and common warrants that would otherwise be issuable in connection with the PIPE SPA specific to those advances shall be increased by twenty-five percent.

As of May 9, 2024, the Company had not been approved to be listed on a qualifying national exchange, had not repaid any advances, and had not received notice from any investors to receive pre-funded warrants and common warrants in lieu of prepayment.